Summary of Significant Accounting Policies - Schedule of carrying amount of goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Goodwill [Roll Forward]
Balances	¥ 3,420		¥ 3,119
Additions	77,331		301
Balances	80,751	$ 11,374	3,420
Insurance
Goodwill [Roll Forward]
Balances	1,248		1,248
Additions	77,331
Balances	78,579		1,248
Others
Goodwill [Roll Forward]
Balances	2,172		1,871
Additions			301
Balances	¥ 2,172		¥ 2,172